Condensed Supplemental Consolidated Statements Of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Condensed Consolidating Financial Information [Line Items]
Net sales	$ 1,072	$ 1,204	$ 1,242	$ 1,183	$ 1,137	$ 1,229	[1]	$ 1,187	$ 1,104	$ 1,041	[2]	$ 4,766	$ 4,561	$ 4,257
Cost of goods sold	895				985							3,949	3,878	3,667
Selling, general and administrative expenses												417	381	379
Selling, general and administrative expenses	77				72							308	275	272
Amortization of intangibles	27				28							109	106	107
Restructuring and impairment charges, net	5				23							31	221	41
Other operating expenses	9				13							44	39	46
Operating income	68				29							325	42	124
Other income												(7)	61	(27)
Debt extinguishment	16									(68)		(1)	(4)	(13)
Other income	(3)				(4)								61	(27)
Interest expense, net	70				83							328	327	313
Income (loss) before income taxes	(15)				(50)							4	(346)	(162)
Income tax benefit	(5)				(19)							2	(47)	(49)
Net Income (loss)	(10)	22	9	2	(31)	(192)	[1]	(5)	(19)	(83)	[2]	2	(299)	(113)
Currency translation												6	(10)	6
Interest rate hedges												4	(8)
Defined benefit pension and retiree benefit plans												(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items												5	7	7
Comprehensive income (loss)	(7)				(31)							3	(324)	(112)
Parent Company
Condensed Consolidating Financial Information [Line Items]
Interest expense, net	11				12							54	50	48
Equity in net income of subsidiaries	4				38							(58)	296	114
Income (loss) before income taxes	(15)				(50)							4	(346)	(162)
Income tax benefit	(5)				(19)							2	(47)	(49)
Net Income (loss)	(10)				(31)							2	(299)	(113)
Comprehensive income (loss)	(10)				(31)							2	(299)	(113)
Issuer
Condensed Consolidating Financial Information [Line Items]
Net sales	133				145							579	695	758
Cost of goods sold	137				149							501	626	709
Selling, general and administrative expenses												53	56	63
Selling, general and administrative expenses	10				10
Amortization of intangibles	3				2
Restructuring and impairment charges, net												1	30	15
Other operating expenses												28		12
Operating income	(17)				(16)							(4)	(17)	(41)
Other income												(7)
Debt extinguishment	16
Other income	(3)				(4)								62	(19)
Interest expense, net	9				11							39	49	54
Equity in net income of subsidiaries	(62)				(3)							(173)	85
Income (loss) before income taxes	23				(20)							137	(213)	(76)
Income tax benefit	10				(8)							46	16	(8)
Net Income (loss)	13				(12)							91	(229)	(68)
Interest rate hedges												4	(8)
Provision for income taxes related to other comprehensive income items												(1)	2
Comprehensive income (loss)	14				(12)							94	(235)	(68)
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales	849				908							3,829	3,503	3,166
Cost of goods sold	694				776							3,144	2,937	2,666
Selling, general and administrative expenses												329	295	285
Selling, general and administrative expenses	58				54
Amortization of intangibles	23				26
Restructuring and impairment charges, net	5				23							29	190	24
Other operating expenses												7	11	17
Operating income	69				29							320	70	174
Other income													(1)
Interest expense, net	55				65							261	249	229
Income (loss) before income taxes	14				(36)							59	(178)	(55)
Income tax benefit	(1)											1	(29)	(17)
Net Income (loss)	15				(36)							58	(149)	(38)
Defined benefit pension and retiree benefit plans												(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items												6	5	7
Comprehensive income (loss)	15				(36)							50	(158)	(43)
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Net sales	90				84							358	363	333
Cost of goods sold	64				60							304	315	292
Selling, general and administrative expenses												35	30	31
Selling, general and administrative expenses	9				8
Amortization of intangibles	1
Restructuring and impairment charges, net												1	1	2
Other operating expenses												9	28	17
Operating income	16				16							9	(11)	(9)
Interest expense, net	(31)				(24)							(110)	(77)	(51)
Income (loss) before income taxes	47				40							119	66	42
Income tax benefit					1							3	2	4
Net Income (loss)	47				39							116	64	38
Currency translation												6	(10)	6
Comprehensive income (loss)	49				39							122	54	44
Eliminations
Condensed Consolidating Financial Information [Line Items]
Other income														(8)
Interest expense, net	26				19							84	56	33
Equity in net income of subsidiaries	58				(35)							231	(381)	(114)
Income (loss) before income taxes	(84)				16							(315)	325	89
Income tax benefit	(9)				7							(50)	11	21
Net Income (loss)	(75)				9							(265)	314	68
Comprehensive income (loss)	$ (75)				$ 9							$ (265)	$ 314	$ 68

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011